FEDERATED INTERNATIONAL SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

DECEMBER 19, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED INTERNATIONAL SERIES, INC. (the “Corporation”)

Federated Global Total Return Bond Fund (formerly, Federated

International Bond Fund)

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

(the “Fund”)

1933 Act File No. 2-91776

1940 Act File No. 811-3984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Corporation, with respect to the Fund, hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 16, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Corporation. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 70 on December 16, 2016.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary